Document and Entity Information	Nov. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2024
Current Fiscal Year End Date	--03-31
Entity File Number	001-08762
Entity Registrant Name	ITERIS, INC.
Entity Central Index Key	0000350868
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2588496
Entity Address, Address Line One	1250 S. Capital of Texas Hwy.
Entity Address, Address Line Two	Building 1, Suite 330
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	716-0808
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	ITI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false